Net Loss per Share - Additional Information (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Loss allocated to participating securities	$ 0		$ 0
Stock Options [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti-dilutive share equivalents excluded from computation of diluted net loss per share	126,998	144,851	142,171	125,579
Warrants [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti-dilutive share equivalents excluded from computation of diluted net loss per share	2,419,280	2,345,033	2,345,033
Restricted Stock Units (RSUs) [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti-dilutive share equivalents excluded from computation of diluted net loss per share	45,832	20,678	33,548	10,864
Restricted Stock Awards (RSAs) [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti-dilutive share equivalents excluded from computation of diluted net loss per share	312,380	5,000	290,536
Employee Stock Purchase Plan [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti-dilutive share equivalents excluded from computation of diluted net loss per share	10,462	3,772	3,200	2,473